Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Exercise of Pre-funded Warrants

In April 2026, the Company issued 1,649,353 shares of its common stock upon the cash exercise of outstanding pre-funded warrants for aggregate proceeds of $165.

Issuance of Common Stock upon Exchange of Series D Preferred Stock

On May 6, 2026, the Company issued 2,074,689 shares of common stock (the “Exchange Shares”) to its chairman, Wenzhao Lu following shareholder approval in exchange for 5,000 shares of the Company’s Series D Preferred Stock, which shares of Series D Preferred Stock were cancelled. The Exchange Shares issued was equal to the amount of shares of common stock Mr. Lu would have been entitled to receive upon conversion of his Series D Preferred Stock.

NOTE 23 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Common Shares Issued for Debt Conversion

During the period from January 1, 2026 through March 17, 2026, an investor converted its convertible note in the principal amount of $545,949 and unpaid interest of $5,525 into 551,474 shares of common stock of the Company at a per share price of $1.00.

Common Shares Issued for Pre-Funded Warrants Exercise

In January 2026, the Company issued an aggregate of 354,257 shares of its common stock upon cashless exercise of pre-funded warrants.

Common Shares Issued for Services

During the period from January 1, 2026 through March 17, 2026, the Company issued a total of 505,000 shares of its common stock for services rendered and to be rendered. These shares were valued at $522,800, the fair market values on the grant dates using the reported closing share prices on the dates of grant.

Common Shares Issued for Warrant Exercise

In February 2026, pursuant to the terms of related warrant agreements, the Company issued an aggregate of 1,268,672 shares of its common stock upon cashless exercise of warrants.

Securities Purchase Agreements

On February 11, 2026, the Company entered into a securities purchase agreement with an accredited investor pursuant to which the Company issued to the investor a promissory note in the principal amount of $233,910, (inclusive of a $26,910 original issuance discount) for gross proceeds of $207,000.

On February 19, 2026, the Company entered into a securities purchase agreement with an accredited investor pursuant to which the Company issued to the investor a promissory note in the principal amount of $233,910 (inclusive of a $26,910 original issuance discount) for gross proceeds of $207,000.

On February 26, 2026, the Company entered into securities purchase agreements with certain institutional investors for the issuance and sale in a private placement of (i) 490,197 shares of the Company’s common stock at a purchase price of $0.51 per share; (ii) pre-funded warrants at a purchase price of 0.5099 per pre-funded warrant to purchase up to an aggregate of 5,882,353 shares of the Company’s common stock; (iii) Series A-1 warrants to purchase up to 6,372,550 shares of the Company’s common stock; and (iv) Series A-2 warrants to purchase up to 6,372,550 shares of the Company’s common stock.

Amendment to Unsecured Bridge Note

On February 15, 2026, the Company entered into Amendment #2 (the “Note Amendment”) to unsecured bridge note dated December 11, 2025 in the original principal amount of $375,000. The Note Amendment extended the time periods under the bridge note for the first payment deadline, the second payment deadline and third payment deadline as follows: (i) the first payment deadline under this Note Amendment is extended to March 16, 2026 from February 15, 2026; the second payment deadline under the Note Amendment is extended to April 15, 2026 from March 15, 2026 and (iii) the third payment deadline under the Note Amendment is extended to May 15, 2026 from April 15, 2026.

Amended and Restated Membership Interest Purchase Agreement

As previously reported, on November 17, 2023, the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with Wenzhao Lu, the Chairman of the Company’s Board of Directors, pursuant to which (i) Mr. Lu acquired from the Company 30% of the total outstanding membership interests of Avalon RT 9 for a cash purchase price of $3 million (the “Acquisition”), and (ii) for a period of twelve months following the closing of the Acquisition, Mr. Lu shall have the option to purchase from the Company up to an additional 70% of the outstanding membership interests of Avalon RT 9 for a purchase price of up to $7 million.

On February 18, 2026, the Company and Mr. Lu entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to Mr. Lu 100% of the membership interests of Avalon RT 9 for (i) approximately $3.1 million, and (ii) the satisfaction, in full, of an approximately $5.9 million balance due on an existing mortgage financing. This represents a total amended aggregated purchase price of approximately $9 million.

Directors Resignation and Appointment

On February 24, 2026, each of William B. Stilley, III, Wilbert J. Tauzin II and Tevi Troy informed the Company that they will be resigning from the Company’s Board of Directors (the “Board”) as well as the Company’s Board committees on which they respectively served effective as of February 24, 2026. Messrs. Stilley’s, Tauzin’s and Troy’s resignations were not the result of any disagreement with the Company, any matter related to the Company’s operations, policies or practices, the Company’s management or the Board.

On February 24, 2026, the Board appointed (i) Lourdes Felix as a member and Chair of the audit committee and member of the compensation committee; (ii) Michael Mathews as a member of the audit committee, the compensation committee and the nominating and corporate governance committee and Chair of the nominating and corporate governance committee; and (ii) Steven Sanders as lead independent director and Chair of the compensation committee. All of the foregoing appointments are effective as of February 24, 2026.